Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jun. 02, 2017
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Trading Symbol	hsbcf
Document Creation Date	Jun. 02, 2017
Document Effective Date	Jun. 02, 2017
Prospectus Date	Feb. 28, 2017